Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash	¥ 36,996,422	$ 5,146,684	¥ 26,103,076
Restricted cash	103,489	14,397	501,952
Accounts receivable, net	38,696,583	5,383,198	41,281,988
Contract assets, net	3,441,959	478,821	2,023,221
Prepaid expenses and other current assets, net	33,915,774	4,718,126	12,513,878
Total current assets	140,373,576	19,527,792	82,588,973
Non-current assets
Long term investments	20,633,148	2,870,339
Property and equipment, net	15,657,880	2,178,215	1,123,976
Intangible assets, net	2,086,712	290,289	1,994,868
Operating right-of-use assets, net	1,881,535	261,746	8,992,535
Deferred tax assets, net	3,733,020	519,312	3,689,514
Refundable deposits			2,060,734
Total non-current assets	43,992,295	6,119,901	17,861,627
TOTAL ASSETS	184,365,871	25,647,693	100,450,600
Current liabilities
Short-term borrowings	10,497,682	1,460,364	25,603,498
Current maturities of a long-term borrowing			4,400,000
Loans payable - shareholders	8,655,800	1,204,134
Accounts payable - third parties	44,452,581	6,183,934	39,804,623
Contract liabilities	4,080,621	567,667	4,777,398
Accrued expenses and other current liabilities	12,084,446	1,681,104	7,485,881
Other payable - shareholders	613,820	85,390	37,029
Taxes payable	11,698,309	1,627,387	513,197
Operating lease liabilities - current	812,669	113,052	8,806,671
Total current liabilities	96,161,922	13,377,374	109,611,400
Non-current liabilities
Loans payable - a shareholder			823,265
Loans payable - a third party			2,833,080
Operating lease liabilities – non-current	1,898,004	264,037	5,216,622
Other payables - shareholders -non-current	6,937,500	965,097	6,937,500
Deferred tax liabilities			760,806
Total non-current liabilities	8,835,504	1,229,134	16,571,273
Total liabilities	104,997,426	14,606,508	126,182,673
Commitments and contingencies
Shareholders’ Equity
Additional paid in capital	217,527,319	30,260,881	60,423,647
Statutory reserves	434,047	60,382	502,941
Accumulated deficit	(126,955,513)	(17,661,164)	(77,454,208)
Accumulated other comprehensive loss	(812,156)	(112,981)	(1,541,653)
Total Jayud Global Logistics Limited shareholders’ (deficit) /equity	90,259,533	12,556,277	(18,055,399)
Non-controlling interests	(10,891,088)	(1,515,092)	(7,676,674)
Total shareholders’ (deficit) /equity	79,368,445	11,041,185	(25,732,073)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) / EQUITY	184,365,871	25,647,693	100,450,600
Related Party
Current assets
Accounts receivable - related parties	249,925	34,768
Prepaid expenses and other current assets - related parties	6,696,004	931,501
Other receivable - related parties	20,273,420	2,820,297	164,858
Current liabilities
Loans payable - related parties	2,233,700	310,737	3,000,000
Accounts payable - related parties	242,734	33,767	6,666,458
Other payable - related parties	789,560	109,838	8,516,645
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares	62,468	8,690	9,787
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares	¥ 3,368	$ 469	¥ 4,087